Portfolio of Investments
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.7%
Issuer	Shares	Value ($)
Communication Services 0.6%
Media 0.6%
PubMatic, Inc., Class A(a)	75,754	1,978,695
Total Communication Services		1,978,695
Consumer Discretionary 15.2%
Diversified Consumer Services 0.7%
OneSpaWorld Holdings Ltd.(a)	215,763	2,200,782
Hotels, Restaurants & Leisure 11.7%
Caesars Entertainment, Inc.(a)	157,426	12,178,475
Churchill Downs, Inc.	7,326	1,624,760
Papa John’s International, Inc.	78,718	8,287,431
Planet Fitness, Inc., Class A(a)	146,307	12,360,016
Portillo’s, Inc., Class A(a)	5,187	127,393
SeaWorld Entertainment, Inc.(a)	57,187	4,257,000
Total		38,835,075
Specialty Retail 2.8%
Asbury Automotive Group, Inc.(a)	8,394	1,344,719
Floor & Decor Holdings, Inc.(a)	49,038	3,972,078
Leslie’s, Inc.(a)	104,530	2,023,701
Lithia Motors, Inc., Class A	6,985	2,096,338
Total		9,436,836
Total Consumer Discretionary		50,472,693
Consumer Staples 2.2%
Food & Staples Retailing 2.2%
BJ’s Wholesale Club Holdings, Inc.(a)	106,661	7,211,350
Total Consumer Staples		7,211,350
Energy 1.6%
Oil, Gas & Consumable Fuels 1.6%
Northern Oil and Gas, Inc.	184,717	5,207,172
Total Energy		5,207,172
Financials 2.1%
Banks 0.5%
Triumph Bancorp, Inc.(a)	18,451	1,734,763
Capital Markets 1.3%
Open Lending Corp., Class A(a)	230,061	4,350,454
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.3%
Goosehead Insurance, Inc., Class A	12,448	978,039
Total Financials		7,063,256
Health Care 31.8%
Biotechnology 4.9%
Arrowhead Pharmaceuticals, Inc.(a)	38,776	1,783,308
Insmed, Inc.(a)	62,805	1,475,917
Intellia Therapeutics, Inc.(a)	20,404	1,482,759
Iovance Biotherapeutics, Inc.(a)	80,070	1,333,166
IVERIC bio, Inc.(a)	144,945	2,439,424
Mirati Therapeutics, Inc.(a)	11,674	959,836
Natera, Inc.(a)	75,438	3,068,818
Revolution Medicines, Inc.(a)	63,623	1,623,023
Vericel Corp.(a)	53,689	2,051,994
Total		16,218,245
Health Care Equipment & Supplies 6.9%
Axonics, Inc.(a)	132,434	8,290,368
BioLife Solutions, Inc.(a)	106,808	2,427,746
Heska Corp.(a)	58,031	8,024,527
Tandem Diabetes Care, Inc.(a)	36,537	4,248,888
Total		22,991,529
Health Care Providers & Services 7.6%
Addus HomeCare Corp.(a)	44,243	4,127,429
Amedisys, Inc.(a)	56,905	9,804,162
Chemed Corp.	22,434	11,363,943
Total		25,295,534
Health Care Technology 3.9%
Doximity, Inc., Class A(a)	99,921	5,204,885
Inspire Medical Systems, Inc.(a)	23,226	5,961,882
Sharecare, Inc.(a)	697,483	1,722,783
Total		12,889,550
Life Sciences Tools & Services 8.5%
10X Genomics, Inc., Class A(a)	52,850	4,020,300
Adaptive Biotechnologies Corp.(a)	84,367	1,171,014
Bio-Techne Corp.	19,859	8,599,741
Caris Life Sciences, Inc.(a),(b),(c),(d)	308,642	1,209,877
Columbia Variable Portfolio – Small Company Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Codexis, Inc.(a)	162,232	3,345,224
DNA Script(a),(b),(c),(d)	1,585	839,864
NeoGenomics, Inc.(a)	105,681	1,284,024
Olink Holding AB ADR(a)	79,802	1,409,303
Repligen Corp.(a)	35,254	6,630,925
Total		28,510,272
Total Health Care		105,905,130
Industrials 16.9%
Aerospace & Defense 0.8%
Axon Enterprise, Inc.(a)	18,591	2,560,539
Air Freight & Logistics 1.7%
GXO Logistics, Inc.(a)	77,865	5,554,889
Building Products 2.2%
Advanced Drainage Systems, Inc.	60,777	7,220,915
Electrical Equipment 1.5%
Shoals Technologies Group, Inc., Class A(a)	84,876	1,446,287
Vertiv Holdings Co.	258,096	3,613,344
Total		5,059,631
Machinery 8.3%
Evoqua Water Technologies Corp.(a)	145,469	6,834,134
Helios Technologies, Inc.	74,104	5,946,846
Hillman Solutions Corp.(a)	542,379	6,443,463
Kornit Digital Ltd.(a)	103,692	8,574,291
Total		27,798,734
Trading Companies & Distributors 2.4%
SiteOne Landscape Supply, Inc.(a)	50,602	8,181,837
Total Industrials		56,376,545
Information Technology 20.6%
IT Services 3.6%
DigitalOcean Holdings, Inc.(a)	124,645	7,210,713
Flywire Corp.(a)	61,360	1,876,389
Shift4 Payments, Inc., Class A(a)	49,073	3,039,091
Total		12,126,193
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.6%
MKS Instruments, Inc.	51,654	7,748,100
Onto Innovation, Inc.(a)	79,387	6,897,936
SiTime Corp.(a)	16,410	4,066,726
Total		18,712,762
Software 11.4%
Avalara, Inc.(a)	73,453	7,309,308
Bill.com Holdings, Inc.(a)	35,366	8,020,655
Five9, Inc.(a)	68,547	7,567,589
Freshworks, Inc., Class A(a)	86,403	1,548,342
LiveVox Holdings, Inc.(a)	454,834	1,373,599
Paylocity Holding Corp.(a)	10,643	2,190,010
Stronghold Digital Mining, Inc., Class A(a)	80,851	472,978
Workiva, Inc., Class A(a)	80,074	9,448,732
Total		37,931,213
Total Information Technology		68,770,168
Materials 2.5%
Chemicals 2.5%
Livent Corp.(a)	316,820	8,259,497
Total Materials		8,259,497
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
STORE Capital Corp.	141,733	4,142,856
Total Real Estate		4,142,856
Total Common Stocks (Cost $305,413,654)		315,387,362

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(e),(f)	11,105,503	11,101,061
Total Money Market Funds (Cost $11,101,401)		11,101,061
Total Investments in Securities (Cost: $316,515,055)		326,488,423
Other Assets & Liabilities, Net		6,731,257
Net Assets		333,219,680

2	Columbia Variable Portfolio – Small Company Growth Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Company Growth Fund, March 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2022, the total value of these securities amounted to $2,049,741, which represents 0.62% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At March 31, 2022, the total market value of these securities amounted to $2,049,741, which represents 0.62% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	308,642	2,502,312	1,209,877
DNA Script	10/01/2021	1,585	1,382,080	839,864
			3,884,392	2,049,741

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	12,081,400	22,833,372	(23,814,002)	291	11,101,061	(1,160)	4,170	11,105,503
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Company Growth Fund | First Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7025_12_A01_(05/22)